Subordinated Liabilities - Schedule of Subordinated Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Subordinated liabilities [abstract]
Subordinated liabilities	£ 2,335	£ 2,228